Office and Equipment	12 Months Ended
Oct. 31, 2023
Office and Equipment [Abstract]
OFFICE AND EQUIPMENT
9.	OFFICE AND EQUIPMENT

	Mining Equipment	Computer Equipment and Software	Office Equipment	Vehicles	Total
Cost
Balance, October 31, 2021	117,502	9,331	—	—	$126,833
Acquisition (Note 4)	—	—	—	42,184	42,184
Additions	—	—	7,282	36,503	43,785
Balance, October 31, 2022	117,502	9,331	7,282	78,687	212,802
Additions	4,666	—		24,545	29,211
Balance, October 31, 2023	122,168	9,331	7,282	103,232	$242,013

Accumulated depreciation
Balance, October 31, 2021	14,033	7,634	—	—	$21,667
Depreciation expense	23,500	1,697	1,618	6,020	32,835
Balance, October 31, 2022	37,533	9,331	1,618	6,020	54,502
Depreciation expense	24,200	—	2,427	13,705	40,332
Balance, October 31, 2023	61,733	9,331	4,045	19,725	$94,834

Net book value
Balance, October 31, 2022	79,969	—	5,664	72,667	$158,300
Balance, October 31, 2023	60,435	—	3,237	83,507	$147,179

During the year ended October 31, 2023, the Company acquired mining equipment of $4,666 and vehicles of $24,545. Included in exploration expenses is $37,905 (2022 - $31,217) of depreciation on mining equipment and vehicles.

During the year ended October 31, 2022, the Company acquired vehicles of $42,184 from acquisition of Ekidos. (Note 4). As of October 31, 2022, software of $1,955 and office equipment of $799 had been expensed.